Supplement dated May 3, 2012, to the Wilmington Funds (the "Funds") Statement of
Additional Information dated December 30, 2011 (the "SAI")

The following supplements and amends information on page 17 of the SAI under the Section entitled "Derivative Contracts:"

"The Funds are operated by a person that has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act."

Please keep this Supplement for future reference.